S-K 1603(a) SPAC Sponsor	Feb. 25, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	BHAV Acquisition Corp
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company and it is not anticipated that our sponsor will undertake any material roles or responsibilities in directing and managing our activities.